September 8, 2006

VIA EDGAR
The United States Securities
and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Nationwide Life Insurance Company
Registration of Corporate Flexible Premium Variable Universal Life Insurance Policies on Form N-6 Offered through
Nationwide VLI Separate Account - 4

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account - 4 (the “Variable Account”), we are filing a registration statement on Form N-6 under the Securities Act of 1933 (“1933 Act”) for the purpose of registering Corporate Flexible Premium Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and any amendments thereto, on behalf of Nationwide and the Variable Account is attached to this correspondence. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.

Nationwide established the Variable Account on December 3, 1987 pursuant to the provisions of Ohio law. The Variable Account is registered under the Investment Company Act of 1940 as a unit investment trust (SEC File No. 811-8301).

The policies are designed to provide life insurance coverage on a named insured, with the death benefit payable to the owner (a corporation or other legal entity). The policies do not require scheduled premium payments and provide flexibility to vary the amount and frequency of premium payments. The policies also provide coverage flexibility. Subject to certain conditions, the owner may change the death benefit option, increase or decrease the specified amount, change the beneficiaries and change who owns the policy. A cash surrender value is available if the policy is terminated during the lifetime of the insured. There are two riders available under the policies: (1) the Change of Insured Rider; and (2) the Supplemental Insurance Rider. These policies do not impose a surrender charge.

These policies include many innovative features such as:

1.
A flexible charge structure, chosen by the policy owner in concert with its registered representative, based upon the allocation of specified amount into four policy components. Each component has a unique charge/commission structure.

The United States Securities
and Exchange Commission

2.	Allowing a range format for current charges for all periodic charges other than mutual fund operating expenses. The maximum in the range equals the maximum guaranteed amount for such charge.
3.	A maximum guaranteed premium load that is reduced in year 2 and again in year 6.
4.	A deferred premium load. This load is based on year 1 premium, and is assessed in years 2-5.
5.	An asset-based Sub-Account Asset Charge, instead of a Mortality and Expense Charge.
6.	A Specified Amount Charge for the Base Policy and the Supplemental Insurance Rider.
7.	An Enhancement Benefit upon the complete surrender of the policy (subject to certain restrictions).

Please contact me at (614) 249-3398, or Karen Mintz at (614) 570-9022 with any questions.

Very truly yours,

Nationwide Life Insurance Company

/s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Officer - Managing Counsel

Enclosure

cc: Ms. Rebecca Marquigny
Karen Mintz

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which, on July 7, 2006, filed with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, a registration statement for the registration of its marketFlex II Deferred Variable Annuity Contract, file number 333-135650, and on or about August 25, 2006 will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, a registration statement for the registration of its Best of America Next Generation Corporate Flexible Premium Variable Universal Life Insurance Policy.
As such, the undersigned hereby constitute and appoint W.G. Jurgensen, Patricia R. Hatler, Mark R. Thresher, Peter A. Golato, Mark D. Phelan, Timothy D. Crawford, Stephen M. Jackson, Jeanny V. Simaitis, and W. Michael Stobart, and each of them with power to act without the others, his/her attorney, with full power of substitution for and in his/her name, place and stead, in any and all capacities, to approve, and sign such registration statements and any amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of this 29th day of August 2006.
/s/ W. G. JURGENSEN	/s/ ARDEN L. SHISLER
W. G. JURGENSEN, Director and Chief Executive Officer	ARDEN L. SHISLER, Chairman of the Board
/s/ JOSEPH A. ALUTTO	/s/ JAMES G. BROCKSMITH, JR.
JOSEPH A. ALUTTO, Director	JAMES G. BROCKSMITH, JR., Director
/s/ KEITH W. ECKEL	/s/ LYDIA M. MARSHALL
KEITH W. ECKEL, Director	LYDIA M. MARSHALL, Director
/s/ DONALD L. MCWHORTER	/s/ MARTHA JAMES MILLER DE LOMBERA
DONALD L. MCWHORTER, Director	MARTHA JAMES MILLER DE LOMBERA, Director
/s/ DAVID O. MILLER	/s/ JAMES F. PATTERSON
DAVID O. MILLER, Director	JAMES F. PATTERSON, Director
/s/ GERALD D. PROTHRO	/s/ ALEX SHUMATE
GERALD D. PROTHRO, Director	ALEX SHUMATE, Director